Account Receivables, Net (Details) - Schedule of Account Receivables, Net - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 53,951	$ 31,227
Less: allowance for credit losses	(408,996)	(58,834)
Accounts receivable, net	2,669,269	1,121,694	$ 1,886,708
Allowance for doubtful accounts:
Balance, beginning	(58,834)	(63,188)
Provision	(343,172)
Write-off	(6,990)	(4,354)
Recoveries
Balance, ending	(408,996)	(58,834)	$ (63,188)
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 3,024,314	$ 1,149,301